Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Member Contributed Capital	Share Capital	Share Premium	Capital Reserve	Other Reserves	Retained Earnings	Total	Non-controlling Interest
Balance at Dec. 31, 2018	$ 13,837		$ 588		$ 238	$ (13)	$ 12,858	$ 13,671	$ 166
Comprehensive Income for the period
Profit of the year	15,602						15,602	15,602
Exchange difference on translation on foreign operations	27					27		27
Total comprehensive income for the year	15,629					27	15,602	15,629
Transactions with Group owners in their capacity as owners
Share-based payments	5,049				5,049			5,049
Distribution of retained earnings	(10,000)						(10,000)	(10,000)
Issue of ordinary shares	14		14					14
Transactions with Group owners in their capacity as owners	(4,937)		14		5,049		(10,000)	(4,937)
Balance at Dec. 31, 2019	24,529	$ 602	602		5,287	14	18,460	24,363	166
Adjustments due to reorganizations at Dec. 31, 2019		$ (602)	602
Adjusted balance at Dec. 31, 2019	24,529		602		5,287	14	18,460	24,363	166
Comprehensive Income for the period
Profit of the year	28,187						28,184	28,184	3
Exchange difference on translation on foreign operations	37					105	(58)	47	(10)
Total comprehensive income for the year	28,224					105	28,126	28,231	(7)
Transactions with Group owners in their capacity as owners
Share-based payments	7,295				7,295			7,295
Distribution of retained earnings	(15,000)						(15,000)	(15,000)
Transaction between shareholders	163						163	163	(163)
Transactions with Group owners in their capacity as owners	(7,705)				7,295		(14,837)	(7,542)	(163)
Balance at Dec. 31, 2020	45,048		602		12,582	119	31,749	45,052	(4)
Comprehensive Income for the period
Profit of the year	77,853						77,876	77,876	(23)
Exchange difference on translation on foreign operations	102					(149)	242	93	9
Total comprehensive income for the year	77,955					(149)	78,118	77,969	(14)
Transactions with Group owners in their capacity as owners
Initial public offering, net of underwriting discount and incremental and direct costs	86,450		9	$ 86,441				86,450
Par value change from 1.1211 U.S. Dollars to 1 U.S. Dollars			(70)	70
Share-options exercise	81			6,979	(6,898)			81
Forfeitures	(6)				(6)			(6)
Warrant exercise			4	529	(533)			0
Share-based payments	7,596				7,596			7,596
Issue of ordinary shares	63,177		45	63,132				63,177
Transactions with Group owners in their capacity as owners	157,298		(12)	157,151	159			157,298
Balance at Dec. 31, 2021	$ 280,301		$ 590	$ 157,151	$ 12,741	$ (30)	$ 109,867	$ 280,319	$ (18)